Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		20,000,000	20,000,000
Convertible preferred stock, shares issued		0	756,558
Convertible preferred stock, shares outstanding		0	756,558
Convertible preferred stock, aggregate liquidation preference		$ 0	$ 5,825,648
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		20,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock par value		$ 0.007	$ 0.007
Common stock, shares authorized		14,285,714	14,285,714
Common stock, shares issued		8,381,324	2,677,140
Common stock, shares outstanding		8,381,324	2,677,140
Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock [Member]
Common stock par value	$ 0.007	$ 0.007
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	8,555,365	8,381,324
Common stock, shares outstanding	8,555,365	8,381,324